                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-04015
                                    ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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                    (Address of principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                October 31, 2003
                                ----------------
                             Date of Fiscal Year End

                                 April 30, 2003
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

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  EATON VANCE(R)
-------------------
MANAGED INVESTMENTS

[Graphic Omitted]

SEMIANNUAL REPORT APRIL 30, 2003


                                  EATON VANCE
                                 FLOATING-RATE
                                      FUND

[Graphic Omitted]

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                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.
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Eaton Vance Floating-Rate Fund as of April 30, 2003

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INVESTMENT UPDATE
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Investment Environment
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THE LOAN MARKET

o The loan market has been characterized by improving fundamentals in recent months, as companies have focused increasingly on developing their core businesses, paring debt and improving their balance sheets following the recent market excesses. The estimated default rate is well below levels of a year ago.

o The technicals of the loan market have also improved significantly, with rising loan issuance met by commensurately strong investor demand for the asset class. With short-term interest rates at a 42-year low, the loan market has benefited from investors' perception that loans represent a lower-duration vehicle with lower interest rate risk than bonds.

The Fund
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST SIX MONTHS

o The Fund's Class B shares distributed $0.154 in income dividends during the six months ended April 30, 2003. Based on the Fund's most recent distribution and a $9.66 net asset value on April 30, 2003, the Fund had a distribution rate of 3.44%.(1) The Class B SEC 30-day yield at April 30 was 3.26%.2

o The Fund's Class C shares distributed $0.154 in income dividends during the six months ended April 30, 2003. Based on the Fund's most recent distribution and a $9.66 net asset value on April 30, 2003, the Fund had a distribution rate of 3.45%.(1) The Class C SEC 30-day yield at April 30 was 3.26%.2

o The Fund's Institutional Class shares distributed $0.20(2) in income dividends during six months ended April 30, 2003. Based on the Fund's most recent distribution and a $9.67 net asset value on April 30, 2003, the Fund had a distribution rate of 4.41%.1 The Institutional Class SEC 30-day yield at April 30 was 4.26%.2

o The Fund's Advisers Class shares distributed $0.190 in income dividends during the six months ended April 30, 2003. Based on the Fund's most recent distribution and a $9.67 net asset value on April 30, 2003, the Fund had a distribution rate of 4.25%.(1) The Advisers Class SEC 30-day yield at April 30 was 4.02%.2

The Portfolio's Investments

o The Portfolio's investments included 255 borrowers, representing 48 industries at April 30. The Portfolio's average loan size was 0.37% of net assets. No industry constituted more than 7% of the Portfolio, and the largest sector weightings remained in publishing and printing, cable television, real estate and broadcast media.

o The publishing and printing sector included newspapers and magazines, which are likely to see increased advertising revenues when the economy gains momentum. The segment also included publishers of "yellow page" phone directories. These companies have acquired directories divested by the Bell operating companies, and are thus able to provide an effective, low-cost form of advertising.

o Cable remained a major investment for the Portfolio. While subscriber growth rates have slowed from previous years, the sector has responded to positive news about operating metrics. Improvement in the data/broadband business appears to have boosted investor confidence in the sector.

o The real estate sector has proved resilient in a difficult credit environment. The Portfolio's real estate holdings were well-diversified - by segment and by geography - and included owner-managers of properties such as residential communities, retail malls and shopping centers, office space and mixed-use properties.

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The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
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--------------------------------------------------------------------------------
FUND INFORMATION
AS OF APRIL 30, 2003

PERFORMANCE(3)                               INSTITUTIONAL     ADVISERS
                   CLASS B        CLASS C        CLASS          CLASS
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year            1.24%          1.24%          2.26%          2.02%
Life of Fund+       2.54           2.56           3.62           3.31

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
One year           -3.65%          0.26%          2.26%          2.02%
Life of Fund+       0.85           2.56           3.62           3.31

+ Inception Dates - Class B: 2/5/01; Class C: 2/1/01; Institutional Class:
  1/30/01; Advisers Class: 2/7/01
--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.
--------------------------------------------------------------------------------

FIVE LARGEST INDUSTRY WEIGHTINGS(4)
--------------------------------------------------------------------------------
PUBLISHING & PRINTING                        6.3%
CABLE TELEVISION                             5.9%
BROADCAST MEDIA                              5.4%
HEALTH CARE PROVIDERS/SERVICES               4.9%
REAL ESTATE                                  4.8%


(1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 3 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Class B SEC average annual total returns reflect applicable CDSC as follows:
    1st and 2nd year - 5%; 3rd year - 4%; 4th year - 3%; 5th year - 2%; 6th year
    - 1%. Life of Fund SEC return for Class C reflects a 1% CDSC. Advisers Class and Institutional Class shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% redemption fee, which is not reflected in this return. 4 Five Largest Industry Weightings account for 27.3% of the Portfolio's loan investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are as of 4/30/03 and are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when repurchased, may be worth more or less than their original cost.

Eaton Vance Floating-Rate Fund as of April 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2003
Assets
------------------------------------------------------------------------------
Investment in Floating Rate Portfolio, at value
  (identified cost, $849,509,381)                                $834,896,381
Receivable for Fund shares sold                                    10,742,944
------------------------------------------------------------------------------
Total assets                                                     $845,639,325
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Payable for Fund shares redeemed                                 $  2,987,734
Dividends payable                                                   1,220,381
Payable to affiliate for distribution and service fees                142,206
Payable to affiliate for Trustees' fees                                17,336
Accrued expenses                                                      199,869
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Total liabilities                                                $  4,567,526
------------------------------------------------------------------------------
Net Assets                                                       $841,071,799
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                                                  $870,043,572
Accumulated net realized loss from Portfolio (computed
  on the basis of identified cost)                                (14,596,813)
Accumulated undistributed net investment income                       238,040
Net unrealized depreciation from Portfolio (computed
  on the basis of identified cost)                                (14,613,000)
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Total                                                            $841,071,799
------------------------------------------------------------------------------

Advisers Shares
------------------------------------------------------------------------------
Net Assets                                                       $ 90,512,149
Shares Outstanding                                                  9,363,268
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)       $       9.67
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Class B Shares
------------------------------------------------------------------------------
Net Assets                                                       $202,854,710
Shares Outstanding                                                 20,993,999
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)       $       9.66
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Class C Shares
------------------------------------------------------------------------------
Net Assets                                                       $503,479,373
Shares Outstanding                                                 52,099,891
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)       $       9.66
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Institutional Shares
------------------------------------------------------------------------------
Net Assets                                                       $ 44,225,567
Shares Outstanding                                                  4,572,417
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)       $       9.67
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                       See notes to financial statements

Eaton Vance Floating-Rate Fund as of April 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2003

Investment Income
------------------------------------------------------------------------------
Interest allocated from Portfolio                                $ 20,784,739
Expenses allocated from Portfolio                                  (2,525,246)
------------------------------------------------------------------------------
Net investment income from Portfolio                             $ 18,259,493
------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------
Administration fee                                               $    608,785
Trustees' fees and expenses                                             6,020
Distribution and service fees
  Advisers                                                             94,773
  Class B                                                           1,003,912
  Class C                                                           2,508,535
Transfer and dividend disbursing agent fees                           247,450
Printing and postage                                                   27,177
Custodian fee                                                          22,170
Legal and accounting services                                           9,431
Registration fees                                                       9,197
Miscellaneous                                                          10,905
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Total expenses                                                   $  4,548,355
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Net investment income                                            $ 13,711,138
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Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                $ (5,540,116)
  Interest rate swap contracts                                       (843,187)
------------------------------------------------------------------------------
Net realized loss                                                $ (6,383,303)
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                            $ 14,550,837
  Interest rate swap contracts                                        817,910
------------------------------------------------------------------------------
Net change in unrealized appreciation                            $ 15,368,747
------------------------------------------------------------------------------
Net realized and unrealized gain                                 $  8,985,444
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Net increase in net assets from operations                       $ 22,696,582
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                       See notes to financial statements

Eaton Vance Floating-Rate Fund as of April 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
INCREASE (DECREASE)                                                    APRIL 30, 2003     YEAR ENDED
IN NET ASSETS                                                          (UNAUDITED)        OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                $  13,711,138      $  30,711,543
  Net realized loss                                                       (6,383,303)        (8,214,611)
  Net change in unrealized appreciation (depreciation)                    15,368,747        (15,737,226)
-------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             $  22,696,582      $   6,759,706
-------------------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income
    Advisers                                                           $  (1,512,530)     $  (2,733,536)
    Class B                                                               (3,239,734)        (7,201,287)
    Class C                                                               (8,100,657)       (19,437,320)
    Institutional                                                           (705,613)        (1,326,251)
  From net realized gain
    Advisers                                                                    --              (10,724)
    Class B                                                                     --              (40,217)
    Class C                                                                     --             (107,935)
    Institutional                                                               --               (4,874)
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Total distributions to shareholders                                    $ (13,558,534)     $ (30,862,144)
-------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares
    Advisers                                                           $  40,146,405      $  61,477,092
    Class B                                                               26,402,623         82,988,134
    Class C                                                               70,992,888        252,238,917
    Institutional                                                         14,303,748         21,495,743
  Net asset value of shares issued to shareholders in
    payment of distributions declared
    Advisers                                                               1,162,926          1,964,901
    Class B                                                                1,519,511          4,149,559
    Class C                                                                4,886,973         12,141,597
    Institutional                                                            418,131            777,419
Cost of shares redeemed
    Advisers                                                             (22,335,703)       (45,130,507)
    Class B                                                              (30,997,671)       (73,966,871)
    Class C                                                              (99,377,191)      (254,174,812)
    Institutional                                                         (2,538,561)       (10,523,594)
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Net increase in net assets from Fund share transactions                $   4,584,079      $  53,437,578
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Net increase in net assets                                             $  13,722,127      $  29,335,140
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Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of period                                                 $ 827,349,672      $ 798,014,532
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At end of period                                                       $ 841,071,799      $ 827,349,672
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Accumulated undistributed net investment income included in net assets
-------------------------------------------------------------------------------------------------------
At end of period                                                       $     238,040      $      85,436
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                                 See notes to financial statements

Eaton Vance Floating-Rate Fund as of April 30, 2003


FINANCIAL HIGHLIGHTS
                                                                                   ADVISERS
                                                          ----------------------------------------------------------
                                                             SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                                             APRIL 30, 2003       ----------------------------------
                                                             (UNAUDITED)          2002(1)              2001(2)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                       $      9.560         $      9.820         $     10.000
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                        $      0.191         $      0.413         $      0.441
Net realized and unrealized gain (loss)                             0.109               (0.256)              (0.181)
--------------------------------------------------------------------------------------------------------------------
Total income from operations                                 $      0.300         $      0.157         $      0.260
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                   $     (0.190)        $     (0.415)        $     (0.440)
From net realized gain                                               --                 (0.002)                --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                          $     (0.190)        $     (0.417)        $     (0.440)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                             $      9.670         $      9.560         $      9.820
--------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                      3.17%                1.56%                2.62%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                    $     90,512         $     70,694         $     54,425
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                                    1.10%(5)             1.13%                1.14%(5)
  Net investment income                                              4.01%(5)             4.22%                5.37%(5)
Portfolio Turnover of the Portfolio                                    32%                  76%                  52%
--------------------------------------------------------------------------------------------------------------------

+   The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                                                                  1.23%(5)
  Net investment income                                                                                        5.28%(5)
Net investment income per share                                                                        $      0.434
--------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, February 7, 2001, to October 31, 2001.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                       See notes to financial statements

Eaton Vance Floating-Rate Fund as of April 30, 2003


FINANCIAL HIGHLIGHTS

                                                                                  Class B
                                                          ----------------------------------------------------------
                                                             SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                                             APRIL 30, 2003       ----------------------------------
                                                             (UNAUDITED)          2002(1)              2001(2)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                       $      9.560         $      9.810         $     10.000
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                        $      0.156         $      0.339         $      0.398
Net realized and unrealized gain (loss)                             0.098               (0.246)              (0.191)
--------------------------------------------------------------------------------------------------------------------
Total income from operations                                 $      0.254         $      0.093         $      0.207
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                   $     (0.154)        $     (0.341)        $     (0.397)
From net realized gain                                               --                 (0.002)                --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                          $     (0.154)        $     (0.343)        $     (0.397)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                             $      9.660         $      9.560         $      9.810
--------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                      2.67%                0.91%                2.08%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                    $    202,855         $    203,683         $    196,237
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                                    1.85%(5)             1.89%                1.84%(5)
  Net investment income                                              3.27%(5)             3.47%                4.86%(5)
Portfolio Turnover of the Portfolio                                    32%                  76%                  52%
--------------------------------------------------------------------------------------------------------------------

+   The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution fees, and an allocation of expenses to the Investment
    Adviser/ Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                                                                 1.97%(5)
  Net investment income                                                                                       4.73%(5)
Net investment income per share                                                                           $  0.387
--------------------------------------------------------------------------------------------------------------------
(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, February 5, 2001, to October 31, 2001.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                                     See notes to financial statements

Eaton Vance Floating-Rate Fund as of April 30, 2003


FINANCIAL HIGHLIGHTS
                                                                                      Class C
                                                          ----------------------------------------------------------
                                                             SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                                             APRIL 30, 2003       ----------------------------------
                                                             (UNAUDITED)          2002(1)              2001(2)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                        $  9.560               $  9.820            $  10.000
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                         $  0.156               $  0.339             $  0.405
Net realized and unrealized gain (loss)                          0.098                 (0.256)              (0.181)
--------------------------------------------------------------------------------------------------------------------
Total income from operations                                  $  0.254               $  0.083             $  0.224
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                   $  (0.154)             $  (0.341)           $  (0.404)
From net realized gain                                            --                   (0.002)                --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (0.154)             $  (0.343)           $  (0.404)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                              $  9.660               $  9.560             $  9.820
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Total Return(3)                                                   2.67%                  0.80%                2.25%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                     $503,479               $521,312             $526,520
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                                 1.85%(5)               1.89%                1.87%(5)
  Net investment income                                           3.27%(5)               3.46%                4.77%(5)
Portfolio Turnover of the Portfolio                                 32%                    76%                  52%
--------------------------------------------------------------------------------------------------------------------

+   The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution fees, and an allocation of expenses to the Investment
    Adviser/ Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                                                                 1.97%(5)
  Net investment income                                                                                       4.67%(5)
Net investment income per share                                                                           $  0.397
--------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, February 1, 2001, to October 31, 2001.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                       See notes to financial statements

Eaton Vance Floating-Rate Fund as of April 30, 2003

FINANCIAL HIGHLIGHTS
                                                                                   Institutional
                                                          ----------------------------------------------------------
                                                             SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                                             APRIL 30, 2003       ----------------------------------
                                                             (UNAUDITED)          2002(1)              2001(2)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                        $  9.560               $  9.820            $  10.000
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                         $  0.203               $  0.437             $  0.480
Net realized and unrealized gain (loss)                          0.109                 (0.255)              (0.181)
--------------------------------------------------------------------------------------------------------------------
Total income from operations                                  $  0.312               $  0.182             $  0.299
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                   $  (0.202)             $  (0.440)           $  (0.479)
From net realized gain                                            --                   (0.002)                --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (0.202)             $  (0.442)           $  (0.479)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                              $  9.670               $  9.560             $  9.820
--------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                   3.28%                  1.82%                3.02%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                    $  44,226              $  31,661            $  20,833
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                                 0.85%(5)               0.89%                0.87%(5)
  Net investment income                                           4.26%(5)               4.46%                5.98%(5)
Portfolio Turnover of the Portfolio                                 32%                    76%                  52%
--------------------------------------------------------------------------------------------------------------------

+   The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                                                                 0.96%(5)
  Net investment income                                                                                       5.89%(5)
Net investment income per share                                                                           $  0.473
--------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, January 30, 2001, to October 31, 2001.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                                See notes to financial statements

Eaton Vance Floating-Rate Fund as of April 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


FINANCIAL HIGHLIGHTS

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Eaton Vance Floating-Rate Fund (the Fund) is a non-diversified series of
  Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. The Advisers and Institutional Classes of shares are generally sold at net asset value per share and assess a redemption fee of 1% for shares redeemed or exchanged within three months of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Floating Rate Portfolio (the Portfolio), a New York trust having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 64.0% at April
  30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $8,217,006, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

  D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

  F Interim Financial Statements -- The interim financial statements relating to April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           SIX MONTHS ENDED
                                                           APRIL 30, 2003          YEAR ENDED
ADVISERS                                                   (UNAUDITED)             OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------
Sales                                                        4,171,385                6,265,841
Issued to shareholders electing to
  receive payments of distributions in Fund
  shares                                                       120,785                  201,084
Redemptions                                                 (2,323,491)              (4,615,533)
---------------------------------------------------------------------------------------------------
Net increase                                                 1,968,679                1,851,392
---------------------------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                           APRIL 30, 2003          YEAR ENDED
CLASS B                                                    (UNAUDITED)             OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------
Sales                                                        2,745,633                8,464,987
Issued to shareholders electing to
  receive payments of distributions in Fund
  shares                                                       158,070                  424,293
Redemptions                                                 (3,225,317)              (7,567,880)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                       (321,614)               1,321,400
---------------------------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                           APRIL 30, 2003          YEAR ENDED
CLASS C                                                    (UNAUDITED)             OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------
Sales                                                        7,382,498               25,678,971
Issued to shareholders electing to
  receive payments of distributions in Fund
  shares                                                       507,961                1,241,132
Redemptions                                                (10,339,417)             (26,014,170)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                     (2,448,958)                 905,933
---------------------------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                           APRIL 30, 2003          YEAR ENDED
INSTITUTIONAL                                              (UNAUDITED)             OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------
Sales                                                        1,482,389                2,186,151
Issued to shareholders electing to
  receive payments of distributions in Fund
  shares                                                        43,408                   79,461
Redemptions                                                   (263,967)              (1,075,959)
---------------------------------------------------------------------------------------------------
Net increase                                                 1,261,830                1,189,653
---------------------------------------------------------------------------------------------------

  Redemptions or exchanges of Advisers or Institutional Class shares made within three months of purchase are subject to a redemption fee equal to 1.00% of the amount redeemed. For the six months ended April 30, 2003 the fund did not receive any redemption fees on Advisers and Institutional Class shares.

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  The fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.15% (annually) of the Fund's average daily net assets. For the six months ended April 30, 2003, the fee amounted to $608,785. The Portfolio has engaged Boston Management and Research, (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Effective August 1, 2002 EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2003, no significant amounts have been earned. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
--------------------------------------------------------------------------------
  The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the
  Investment Company Act of 1940 and a service plan for the Advisers shares (Advisers Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class
  B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
  Note 6) and daily amounts theretofore paid to EVD by each respective class. For the six months ended April 30, 2003, the Fund paid or accrued $752,934 and $1,881,401, respectively, to or payable to EVD representing 0.75% of average daily net assets of Class B and Class C shares, respectively. At
  April 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $9,856,000 and $35,480,000 for Class B and Class C shares, respectively.

  The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to the Advisers Class, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2003 amounted to $94,773, $250,978, and $627,134 for Advisers Class, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans. The
  Fund has been informed that EVD received approximately $547,000 and $80,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 2003.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2003, aggregated $143,277,038 and $166,567,430, respectively.

Floating Rate Portfolio as of April 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

Senior Floating Rate Interests -- 91.2%(1)

Principal
Amount               Borrower/Tranche Description                  Value
------------------------------------------------------------------------------
Advertising -- 0.8%
------------------------------------------------------------------------------
              Lamar Media Corp.
$ 10,500,000  Term Loan, Maturing June 30, 2010                $    10,507,875
------------------------------------------------------------------------------
                                                               $    10,507,875
------------------------------------------------------------------------------
Aerospace and Defense -- 1.1%
------------------------------------------------------------------------------
              Alliant Techsystems, Inc.
$  7,256,337  Term Loan, Maturing April 20, 2009               $     7,276,292
              Transdigm Holding Company
     914,578  Term Loan, Maturing May 15, 2006                         921,295
   2,395,036  Term Loan, Maturing May 15, 2007                       2,412,625
              United Defense Industries, Inc.
   4,132,341  Term Loan, Maturing June 30, 2009                      4,140,828
------------------------------------------------------------------------------
                                                               $    14,751,040
------------------------------------------------------------------------------
Air Freight & Couriers -- 0.2%
------------------------------------------------------------------------------
              Evergreen International Aviation, Inc.
$  3,100,072  Term Loan, Maturing June 1, 2003                 $     2,790,065
------------------------------------------------------------------------------
                                                               $     2,790,065
------------------------------------------------------------------------------
Auto Components -- 4.7%
------------------------------------------------------------------------------
              Accuride Corporation
$  1,936,244  Term Loan, Maturing January 21, 2005             $     1,824,910
     819,524  Term Loan, Maturing January 21, 2006                     773,768
   1,136,165  Term Loan, Maturing January 21, 2007                   1,077,936
              American Axle & Manufacturing, Inc.
   4,680,679  Term Loan, Maturing April 30, 2006                     4,675,151
              Collins & Aikman
   4,496,027  Term Loan, Maturing December 31, 2004                  4,466,052
              Dura Operating Corp.
   2,781,494  Term Loan, Maturing March 31, 2007                     2,775,119
              Exide Corporation
   6,000,000  DIP Loan, Maturing February 15, 2004                   5,910,000
   1,828,953  Revolving Loan, Maturing March 18, 2005(2)             1,017,355
   4,075,155  Term Loan, Maturing March 18, 2005(2)                  2,258,566
              Federal-Mogul Corporation
   3,306,091  Revolving Loan, Maturing February 24, 2004             3,289,561
   2,000,000  Term Loan, Maturing February 24, 2004                  1,566,876
   2,500,000  Term Loan, Maturing February 24, 2005                  1,953,125
   3,000,000  Term Loan, Maturing February 24, 2006                  2,343,750
   2,896,682  Term Loan, Maturing February 24, 2007                  2,882,198
              Hayes Lemmerz International, Inc.
   2,359,948  Revolving Loan, Maturing June 16, 2005(2)              1,984,716
     100,187  Term Loan, Maturing June 16, 2005(2)                      84,257
   2,493,750  Term Loan, Maturing June 16, 2006(2)                   2,089,556
              J.L. French Automotive Castings, Inc.
   2,119,741  Term Loan, Maturing November 30, 2006                  1,938,901
              Metaldyne, Inc.
   6,491,875  Term Loan, Maturing December 31, 2009                  6,069,903
              The Goodyear Tire & Rubber Company
   4,000,000  Term Loan, Maturing March 31, 2006                     3,860,000
              TRW Automotive Holdings Corp.
   8,500,000  Term Loan, Maturing February 28, 2011                  8,472,112
------------------------------------------------------------------------------
                                                               $    61,313,812
------------------------------------------------------------------------------
Broadcast Media -- 5.4%
------------------------------------------------------------------------------
              Block Communications
$  5,194,509  Term Loan, Maturing November 30, 2009            $     5,213,988
              CanWest Media, Inc.
   6,659,104  Term Loan, Maturing May 15, 2008                       6,673,674
   4,160,293  Term Loan, Maturing May 15, 2009                       4,169,525
              Citadel Communications Corp.
     924,444  Term Loan, Maturing March 31, 2006                       924,444
   6,656,000  Term Loan, Maturing December 31, 2008                  6,675,968
              Discovery Communications, Inc.
   1,015,315  Revolving Loan, Maturing December 31, 2004               959,473
   2,000,000  Term Loan, Maturing December 31, 2005                  1,930,000
              Emmis Communication Corporation
   4,413,497  Term Loan, Maturing August 31, 2009                    4,424,138
              Entercom Radio, LLC
   4,187,500  Term Loan, Maturing September 30, 2007                 4,105,061
              Gray Television, Inc.
   2,325,000  Term Loan, Maturing December 31, 2010                  2,338,806
              Lin Television Corp.
   3,075,429  Term Loan, Maturing December 31, 2007                  3,079,273
   2,774,571  Term Loan, Maturing December 31, 2008                  2,778,040
              Nexstar Finance, LLC
   1,367,568  Term Loan, Maturing December 31, 2010                  1,370,560
   3,232,432  Term Loan, Maturing December 31, 2011                  3,242,198
              Paxson Communications Corporation
   3,930,000  Term Loan, Maturing June 30, 2006                      3,900,525
              Radio One, Inc.
   4,400,000  Term Loan, Maturing June 30, 2007                      4,290,000
              Sinclair Broadcast Group, Inc.
   1,150,000  Term Loan, Maturing December 31, 2009                  1,151,283
   7,000,000  Term Loan, Maturing December 31, 2010                  7,001,561
              Susquehanna Media Co.
   1,760,000  Term Loan, Maturing June 30, 2007                      1,736,900
   4,177,750  Term Loan, Maturing June 30, 2008                      4,193,417
------------------------------------------------------------------------------
                                                               $    70,158,833
------------------------------------------------------------------------------
Cable Television -- 5.9%
------------------------------------------------------------------------------
              Adelphia
$  1,500,000  DIP Loan, Maturing June 25, 2004                 $     1,505,625
              Bresnan Communications, LLC
   3,000,000  Term Loan, Maturing September 30, 2010                 2,947,500
              Century Cable Holdings, LLC
   2,600,000  Term Loan, Maturing June 30, 2009                      2,104,606
   6,800,000  Term Loan, Maturing December 31, 2009                  5,482,500
              Charter Communications Operating, LLC.
   7,364,680  Term Loan, Maturing March 18, 2008                     6,681,606
   2,970,000  Term Loan, Maturing September 18, 2008                 2,678,364
              Charter Communications VI
   2,493,750  Term Loan, Maturing March 18, 2008                     2,112,563
              Charter Communications VIII
   2,962,500  Term Loan, Maturing February 2, 2008                   2,681,593
              Classic Cable, Inc.
     631,613  Term Loan, Maturing January 16, 2008                     571,610
   1,426,819  Term Loan, Maturing January 16, 2009                   1,291,271
              CSG Systems Intl, Inc.
   1,000,000  Term Loan, Maturing December 31, 2007                    966,250
   3,612,500  Term Loan, Maturing December 31, 2006                  3,504,125
              DirectTV Holdings, LLC
  10,850,000  Term Loan, Maturing March 6, 2010                     10,904,250
              Falcon Holding Group, L.P.
   1,940,299  Revolving Loan, Maturing December 31, 2005             1,649,254
   2,961,340  Term Loan, Maturing December 31, 2007                  2,657,803
              Frontiervision Operating Partners, L.P.
   4,139,394  Revolving Loan, Maturing March 31, 2005                3,784,097
              Hilton Head Communications
  15,436,250  Term Loan, Maturing May 15, 2007                      11,978,530
              Insight Midwest Holdings, LLC
   2,000,000  Term Loan, Maturing December 31, 2009                  1,984,028
              Mediacom Southeast
   1,616,667  Revolving Loan, Maturing March 31, 2008                1,592,417
   1,983,756  Term Loan, Maturing September 30, 2008                 1,934,162
              Videotron LTEE
   7,224,171  Term Loan, Maturing December 1, 2009                   7,157,947
------------------------------------------------------------------------------
                                                               $    76,170,101
------------------------------------------------------------------------------
Casinos & Gaming -- 4.6%
------------------------------------------------------------------------------
              Alliance Gaming Corporation
$  6,930,000  Term Loan, Maturing November 30, 2006            $     6,966,091
              Ameristar Casinos, Inc.
   3,891,483  Term Loan, Maturing December 31, 2006                  3,907,536
              Argosy Gaming Company
   6,636,184  Term Loan, Maturing June 30, 2008                      6,674,893
              Aztar Corporation
   1,710,025  Term Loan, Maturing June 30, 2005                      1,708,957
              Boyd Gaming Corporation
   6,933,788  Term Loan, Maturing June 24, 2008                      6,952,856
              Isle of Capri Casinos
   7,425,000  Term Loan, Maturing April 25, 2008                     7,448,203
              Mandalay Resort Group
   9,990,471  Term Loan, Maturing August 18, 2006                    9,896,810
              Marina District Finance Company
   4,317,288  Term Loan, Maturing December 31, 2007                  4,293,003
              Mohegan Tribal Gaming Authority
   2,500,000  Term Loan, Maturing March 31, 2008                     2,493,750
              Park Place Entertainment Corporation
   4,141,240  Revolving Loan, Maturing December 31, 2003             4,065,319
              Scientific Games Corporation
   2,992,500  Term Loan, Maturing December 31, 2008                  2,999,514
              Venetian Casino Resort, LLC/Las Vegas Sands, Inc.
   2,478,763  Term Loan, Maturing June 4, 2008                       2,496,838
------------------------------------------------------------------------------
                                                               $    59,903,770
------------------------------------------------------------------------------
Chemicals -- 4.1%
------------------------------------------------------------------------------
              Arteva B.V. (Kosa)
$  4,779,636  Term Loan, Maturing December 31, 2006            $     4,728,853
              CP Kelco U.S., Inc.
   4,534,045  Term Loan, Maturing March 31, 2008                     4,381,021
   1,518,502  Term Loan, Maturing September 30, 2008                 1,467,252
              Foamex L.P.
     184,759  Term Loan, Maturing June 30, 2006                        166,745
   1,877,884  Term Loan, Maturing June 30, 2007                      1,694,791
              GEO Specialty Chemicals, Inc.
   2,298,214  Term Loan, Maturing December 31, 2007                  2,125,848
              Georgia Gulf Corporation
   3,795,486  Term Loan, Maturing May 12, 2009                       3,814,463
              Huntsman Int'l
   4,561,600  Term Loan, Maturing June 30, 2007                      4,534,518
   4,561,654  Term Loan, Maturing June 30, 2008                      4,535,994
              Huntsman LLC
     371,695  Term Loan, Maturing March 31, 2007                       351,871
     178,305  Term Loan, Maturing March 31, 2008                       168,796
              IMC Global, Inc.
   4,392,242  Term Loan, Maturing November 17, 2006                  4,408,713
              Messer Griesham GmbH
   3,974,064  Term Loan, Maturing April 30, 2009                     4,000,146
   7,023,874  Term Loan, Maturing April 30, 2010                     7,069,972
              Millenium Chemicals inc.
   1,749,239  Term Loan, Maturing June 30, 2006                      1,754,887
              NOVEON
   3,570,625  Term Loan, Maturing September 30, 2008                 3,583,058
              Polymer Group, Inc.
   5,329,478  Term Loan, Maturing December 31, 2006                  4,695,270
------------------------------------------------------------------------------
                                                               $    53,482,198
------------------------------------------------------------------------------
Coal -- 0.4%
------------------------------------------------------------------------------
              Arch Western Resources, LLC.
$  3,000,000  Term Loan, Maturing April 30, 2008               $     3,007,500
              Peabody Energy Corporation
   2,500,000  Term Loan, Maturing March 21, 2010                     2,515,625
------------------------------------------------------------------------------
                                                               $     5,523,125
------------------------------------------------------------------------------
Commercial Services -- 3.3%
------------------------------------------------------------------------------
              Advanstar Communications Inc.
$  6,606,571  Term Loan, Maturing November 17, 2007            $     6,317,534
              Anthony Crane Rental, L.P.
   4,419,643  Term Loan, Maturing July 20, 2006                      2,452,902
              Coinmach Laundry Corporation
   9,800,000  Term Loan, Maturing July 25, 2009                      9,829,400
              Corrections Corporation of America
   8,415,008  Term Loan, Maturing May 31, 2008                       8,426,579
              Environmental Systems Products Hldgs, Inc.
   2,847,822  Term Loan, Maturing December 31, 2004                  2,776,627
   2,500,000  Term Loan, Maturing December 31, 2005                  2,212,500
              Gate Gourmet Borrower LLC
   4,300,000  Term Loan, Maturing December 31, 2008                  3,977,500
              Panavision International, L.P.
     720,450  Term Loan, Maturing March 31, 2004                       648,405
   2,088,427  Revolving Loan, Maturing May 31, 2004                  1,879,584
   1,976,091  Term Loan, Maturing March 31, 2005                     1,785,068
              Volume Services, Inc.
   2,420,003  Term Loan, Maturing December 31, 2003                  2,401,853
------------------------------------------------------------------------------
                                                               $    42,707,952
------------------------------------------------------------------------------
Communications Equipment -- 1.0%
------------------------------------------------------------------------------
               Amphenol Corporation
$     532,386  Term Loan, Maturing May 19, 2004                $       523,734
   11,901,210  Term Loan, Maturing May 19, 2005                     11,872,694
               Superior Telecom, Inc.
      706,559  Term Loan, Maturing November 27, 2005(2)                219,033
    2,590,698  Term Loan, Maturing November 27, 2006(2)                803,116
------------------------------------------------------------------------------
                                                               $    13,418,577
------------------------------------------------------------------------------
Construction Materials -- 0.5%
------------------------------------------------------------------------------
              Formica Corporation
$  4,665,128  Revolving Loan, Maturing May 1, 2004             $     4,093,649
   1,245,346  Term Loan, Maturing May 1, 2004                        1,092,791
              NCI Building Systems, Inc.
   1,456,329  Term Loan, Maturing July 31, 2008                      1,461,183
------------------------------------------------------------------------------
                                                               $     6,647,623
------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 1.0%
------------------------------------------------------------------------------
              Silgan Holdings Inc.
$ 12,342,289  Term Loan, Maturing December 31, 2008            $    12,337,143
------------------------------------------------------------------------------
                                                               $    12,337,143
------------------------------------------------------------------------------
Containers & Packaging - Paper -- 2.8%
------------------------------------------------------------------------------
              Blue Ridge Paper Products, Inc.
$  3,227,801  Revolving Loan, Maturing March 31, 2005          $     3,066,411
     622,793  Term Loan, Maturing March 31, 2005                       591,653
              Graphic Packaging Corporation
   1,461,263  Term Loan, Maturing February 28, 2009                  1,468,569
              Greif Bros. Corporation
   2,543,593  Term Loan, Maturing August 31, 2008                    2,546,137
              Jefferson Smurfit Corporation
   1,127,273  Revolving Loan, Maturing March 31, 2005                1,091,106
   4,613,636  Term Loan, Maturing March 31, 2005                     4,521,364
   3,763,306  Term Loan, Maturing March 31, 2007                     3,738,656
              Port Townsend Paper Corporation
     475,373  Term Loan, Maturing March 16, 2007                       434,966
     980,000  Term Loan, Maturing March 16, 2008                       896,700
              Printpack Holdings, Inc.
   5,095,882  Term Loan, Maturing April 30, 2009                     5,113,931
              Riverwood International Corporation
     566,667  Revolving Loan, Maturing December 31, 2005               563,479
   5,000,000  Term Loan, Maturing December 31, 2006                  4,991,405
              Stone Container Corporation
   6,887,942  Term Loan, Maturing June 30, 2009                      6,840,587
   1,167,046  Term Loan, Maturing June 30, 2010                      1,159,265
------------------------------------------------------------------------------
                                                               $    37,024,229
------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 1.2%
------------------------------------------------------------------------------
              Berry Plastics Corporation
$  3,858,686  Term Loan, Maturing June 30, 2010                $     3,877,497
              Consolidated Container Holdings LLC
     996,022  Term Loan, Maturing June 30, 2007                        871,519
              Crown Cork & Seal Company, Inc.
   6,075,000  Term Loan, Maturing September 15, 2008                 6,065,888
              Tekni-Plex, Inc.
   1,326,234  Revolving Loan, Maturing June 21, 2006                 1,202,894
   1,189,286  Term Loan, Maturing June 21, 2006                      1,153,607
   1,979,644  Term Loan, Maturing June 30, 2008                      1,949,949
------------------------------------------------------------------------------
                                                               $    15,121,354
------------------------------------------------------------------------------
Educational Services -- 0.5%
------------------------------------------------------------------------------
              Jostens, Inc.
$  3,489,394  Term Loan, Maturing December 31, 2009            $     3,496,662
              Kindercare Learning Centers, Inc.
   2,776,033  Revolving Loan, Maturing February 13, 2005             2,664,992
------------------------------------------------------------------------------
                                                               $     6,161,654
------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.1%
------------------------------------------------------------------------------
              Knowles Electronics, Inc.
$  1,857,855  Term Loan, Maturing June 29, 2007                $     1,672,069
------------------------------------------------------------------------------
                                                               $     1,672,069
------------------------------------------------------------------------------
Entertainment -- 2.7%
------------------------------------------------------------------------------
              AMF Bowling Worldwide, Inc.
$  2,148,437  Term Loan, Maturing February 28, 2008            $     2,147,542
              Amfac Resorts, Inc.
   4,142,994  Term Loan, Maturing September 30, 2003                 4,132,636
   4,142,994  Term Loan, Maturing September 30, 2004                 4,132,636
              Blockbuster Entertainment Corp.
     411,429  Revolving Loan, Maturing July 1, 2004                    404,957
   5,290,278  Term Loan, Maturing July 1, 2004                       5,248,241
              Hollywood Entertainment Corporation
   2,618,750  Term Loan, Maturing March 31, 2008                     2,628,026
              Metro-Goldwyn-Mayer Studios Inc.
  11,000,000  Term Loan, Maturing June 11, 2008                     10,987,966
              Six Flags Theme Parks Inc.
   1,666,667  Revolving Loan, Maturing June 30, 2008                 1,616,667
   4,000,000  Term Loan, Maturing June 30, 2009                      3,956,668
------------------------------------------------------------------------------
                                                               $    35,255,339
------------------------------------------------------------------------------
Environmental Services -- 0.3%
------------------------------------------------------------------------------
              Casella Waste Systems, Inc.
$  3,000,000  Term Loan, Maturing January 24, 2010             $     3,016,407
              Stericycle, Inc.
   1,299,352  Term Loan, Maturing November 10, 2006                  1,305,037
------------------------------------------------------------------------------
                                                               $     4,321,444
------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 3.8%
------------------------------------------------------------------------------
              American Seafood Holdings Inc.
$  1,481,246  Term Loan, Maturing September 30, 2007           $     1,474,765
   2,797,304  Term Loan, Maturing March 31, 2009                     2,810,417
              Aurora Foods, Inc.
   2,801,071  Revolving Loan, Maturing September 30, 2005            2,477,198
     994,924  Term Loan, Maturing September 30, 2006                   931,746
     745,005  Term Loan, Maturing March 31, 2007                       696,207
              Cott Corporation
     841,250  Term Loan, Maturing December 31, 2006                    845,456
              Dean Foods Company
   5,546,875  Term Loan, Maturing July 15, 2007                      5,528,964
   2,272,663  Term Loan, Maturing July 15, 2008                      2,274,729
              Del Monte Corporation
   6,501,267  Term Loan, Maturing December 20, 2010                  6,569,531
              Dr. Pepper/Seven Up Bottling Group, Inc.
   2,003,783  Term Loan, Maturing October 7, 2007                    1,983,432
              Eagle Family Foods, Inc.
   3,153,412  Term Loan, Maturing December 31, 2005                  2,974,717
              Interstate Brands Corporations
   7,614,375  Term Loan, Maturing July 19, 2007                      7,554,412
     992,500  Term Loan, Maturing July 19, 2008                        980,404
              Michael Foods, Inc.
   3,778,664  Term Loan, Maturing March 30, 2008                     3,801,495
              Nutra Sweet
      85,579  Term Loan, Maturing June 30, 2007                         85,329
     986,000  Term Loan, Maturing June 30, 2008                        781,405
              Southern Wine & Spirits of America, Inc.
   6,954,981  Term Loan, Maturing June 28, 2008                      6,981,062
------------------------------------------------------------------------------
                                                               $    48,751,269
------------------------------------------------------------------------------
Health Care - Equipment & Supplies -- 1.3%
------------------------------------------------------------------------------
              Advance Medical Optics, Inc.
$  1,496,250  Term Loan, Maturing June 30, 2008                $     1,501,394
              Conmed Corporation
   4,226,888  Term Loan, Maturing December 31, 2007                  4,233,934
              Fisher Scientific International, LLC
   5,250,000  Term Loan, Maturing March 31, 2010                     5,277,563
              Leiner Health Products Inc.
     793,891  Term Loan, Maturing March 31, 2004                       735,342
              Sybron Dental Management
   4,370,680  Term Loan, Maturing June 6, 2009                       4,388,709
------------------------------------------------------------------------------
                                                               $    16,136,942
------------------------------------------------------------------------------
Health Care - Providers & Services -- 4.9%
------------------------------------------------------------------------------
              Alliance Imaging, Inc.
$  8,951,049  Term Loan, Maturing June 10, 2008                $     8,593,007
              Amerisource Bergen Corporation
  11,700,000  Term Loan, Maturing March 31, 2005                    11,561,062
              Caremark RX, Inc.
   3,682,663  Term Loan, Maturing March 31, 2006                     3,684,965
              Community Health Systems, Inc.
  11,442,500  Term Loan, Maturing July 5, 2010                      11,413,001
              Concentra Managed Care, Inc.
   1,947,162  Term Loan, Maturing December 31, 2005                  1,915,520
     972,022  Term Loan, Maturing December 31, 2006                    956,226
              DaVita, Inc
   4,426,612  Term Loan, Maturing March 31, 2009                     4,437,679
              Express Scripts, Inc.
   2,000,000  Term Loan, Maturing March 31, 2008                     2,001,250
              Fresenius Medical Care Holdings, Inc.
   8,000,000  Term Loan, Maturing February 21, 2010                  8,019,168
              Magellan Health Services, Inc.
   1,735,350  Term Loan, Maturing February 12, 2005                  1,625,445
   1,735,350  Term Loan, Maturing February 12, 2006                  1,625,445
              Team Health
   2,618,835  Term Loan, Maturing October 31, 2007                   2,545,180
   1,903,796  Term Loan, Maturing October 31, 2008                   1,859,771
              Triad Hospitals Holdings, Inc.
   3,920,984  Term Loan, Maturing March 31, 2008                     3,945,714
------------------------------------------------------------------------------
                                                               $    64,183,433
------------------------------------------------------------------------------
Hotels -- 1.1%
------------------------------------------------------------------------------
              Extended Stay America
$  6,909,347  Term Loan, Maturing December 31, 2007            $     6,784,730
              KSL Recreation Group, Inc.
   2,325,773  Term Loan, Maturing April 30, 2005                     2,309,300
   2,325,773  Term Loan, Maturing April 30, 2006                     2,313,419
              Wyndham International, Inc.
   4,076,774  Term Loan, Maturing June 30, 2006                      3,027,005
------------------------------------------------------------------------------
                                                               $    14,434,454
------------------------------------------------------------------------------
Household Furnish & Appliances -- 0.6%
------------------------------------------------------------------------------
              Goodman Manufacturing Company, L.P.
$    337,521  Term Loan, Maturing September 30, 2003           $       336,888
     603,192  Term Loan, Maturing April 9, 2004                        602,061
   1,142,187  Term Loan, Maturing July 31, 2005                      1,144,328
              Sealy Mattress Company
   1,834,147  Term Loan, Maturing December 15, 2004                  1,819,932
   1,518,753  Term Loan, Maturing December 15, 2005                  1,506,983
   1,831,193  Term Loan, Maturing December 15, 2006                  1,817,002
              Simmons Company
     697,081  Term Loan, Maturing October 30, 2005                     699,550
     439,273  Term Loan, Maturing October 30, 2006                     441,140
------------------------------------------------------------------------------
                                                               $     8,367,884
------------------------------------------------------------------------------
Household Products -- 1.6%
------------------------------------------------------------------------------
              Church & Dwight Co. Inc.
$  7,362,617  Term Loan, Maturing September 30, 2007           $     7,406,660
              Rayovac Corporation
   4,363,766  Term Loan, Maturing September 30, 2009                 4,369,221
              The Scotts Company
   4,305,381  Term Loan, Maturing December 31, 2007                  4,325,026
              United Industries Corporation
   4,062,627  Term Loan, Maturing January 20, 2006                   4,070,244
              Werner Holding Co.
     561,808  Term Loan, Maturing November 30, 2004                    559,818
     375,349  Term Loan, Maturing November 30, 2005                    374,176
------------------------------------------------------------------------------
                                                               $    21,105,145
------------------------------------------------------------------------------
Insurance -- 1.0%
------------------------------------------------------------------------------
              Hilb, Rogal and Hamilton Company
$  5,712,484  Term Loan, Maturing June 30, 2007                $     5,733,906
              White Mountains Insurance Group, LTD.
   3,163,867  Term Loan, Maturing March 31, 2006                     3,128,273
              Willis Corroon Corporation
   3,504,546  Term Loan, Maturing February 5, 2005                   3,381,886
     414,407  Term Loan, Maturing February 19, 2007                    411,817
------------------------------------------------------------------------------
                                                               $    12,655,882
------------------------------------------------------------------------------
Leisure -- 0.9%
------------------------------------------------------------------------------
              New England Sports Ventures, LLC
$ 12,000,000  Term Loan, Maturing February 28, 2005            $    12,000,000
------------------------------------------------------------------------------
                                                               $    12,000,000
------------------------------------------------------------------------------
Machinery -- 2.1%
------------------------------------------------------------------------------
              Flowserve Corporation
$  2,313,910  Term Loan, Maturing June 30, 2007                $     2,295,834
   5,853,693  Term Loan, Maturing June 30, 2009                      5,855,321
              Rexnord Corporation
   3,062,500  Term Loan, Maturing November 30, 2009                  3,087,383
              Terex Corporation
   2,975,013  Term Loan, Maturing June 30, 2009                      2,878,325
              The Manitowoc Company
   6,582,750  Term Loan, Maturing June 30, 2007                      6,597,561
              Thermadyne MFG LLC
   3,975,083  Term Loan, Maturing May 22, 2005                       3,304,288
   3,975,083  Term Loan, Maturing May 22, 2006                       3,304,288
------------------------------------------------------------------------------
                                                               $    27,323,000
------------------------------------------------------------------------------
Manufacturing -- 4.5%
------------------------------------------------------------------------------
              Advanced Glassfiber Yarns LLC
$  2,972,806  Term Loan, Maturing September 30, 2005(2)        $     1,322,899
              Citation Corporation
     996,252  Term Loan, Maturing December 1, 2007                     819,417
              Dayton Superior Corporation
     603,882  Term Loan, Maturing September 29, 2005                   546,514
   2,467,243  Term Loan, Maturing May 31, 2008                       2,232,854
              Dresser, Inc.
     505,571  Term Loan, Maturing March 31, 2007                       505,030
              Ingram Industries, Inc.
   4,198,549  Term Loan, Maturing June 30, 2008                      4,172,308
              JohnsonDiversey, Inc.
   1,868,833  Term Loan, Maturing November 30, 2008                  1,873,894
   5,472,500  Term Loan, Maturing November 30, 2009                  5,504,137
              Motor Coach Industries
   2,415,025  Term Loan, Maturing June 15, 2006                      1,827,370
              Mueller Group, Inc.
   5,964,975  Term Loan, Maturing May 31, 2008                       5,951,661
              National Waterworks Holdings, Inc.
   3,960,000  Term Loan, Maturing November 22, 2009                  3,989,700
              Owens Corning
   4,691,244  Revolving Loan, Maturing November 15, 2003(2)          3,107,949
              Polypore Incorporated
   4,103,084  Term Loan, Maturing December 31, 2006                  4,113,342
   1,485,000  Term Loan, Maturing December 31, 2007                  1,492,425
              SPX Corporation
   3,750,313  Term Loan, Maturing September 30, 2009                 3,748,437
   6,250,521  Term Loan, Maturing March 31, 2010                     6,247,396
              Synthetic Industries, Inc.
   2,462,430  Term Loan, Maturing December 30, 2007                  1,822,198
              Trimas Corporation
   4,530,883  Term Loan, Maturing December 31, 2009                  4,544,249
              Walter Industries, Inc.
   5,000,000  Term Loan, Maturing April 17, 2010                     4,960,940
------------------------------------------------------------------------------
                                                               $    58,782,720
------------------------------------------------------------------------------
Metals & Mining -- 0.6%
------------------------------------------------------------------------------
              Compass Minerals Group, Inc.
$  1,805,119  Term Loan, Maturing November 28, 2009            $     1,817,754
              Neenah Foundry Company
   1,794,859  Term Loan, Maturing September 30, 2005                 1,696,141
              Steel Dynamics, Inc.
   1,000,000  Term Loan, Maturing March 26, 2008                     1,003,125
              Stillwater Mining Company
   1,264,110  Term Loan, Maturing June 30, 2006                      1,175,623
   2,397,485  Term Loan, Maturing June 30, 2007                      2,229,661
------------------------------------------------------------------------------
                                                               $     7,922,304
------------------------------------------------------------------------------
Miscellaneous -- 0.1%
------------------------------------------------------------------------------
              Weight Watchers International, Inc.
$  1,145,064  Term Loan, Maturing December 31, 2007            $     1,149,358
     678,556  Term Loan, Maturing December 31, 2008                    681,101
------------------------------------------------------------------------------
                                                               $     1,830,459
------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.8%
------------------------------------------------------------------------------
              Iron Mountain Incorporated
$  7,984,000  Term Loan, Maturing February 15, 2008            $     8,007,521
              Xerox Corporation
   2,831,291  Term Loan, Maturing April 30, 2005                     2,821,781
------------------------------------------------------------------------------
                                                               $    10,829,302
------------------------------------------------------------------------------
Oil & Gas -- 1.3%
------------------------------------------------------------------------------
              Citgo Petroleum Company
$  2,000,000  Term Loan, Maturing February 27, 2006            $     2,015,000
              El Paso Corporation
   5,000,000  Term Loan, Maturing March 11, 2005                     4,975,000
              The Premcor Refining Group, Inc.
  10,000,000  Term Loan, Maturing February 11, 2006                 10,012,500
------------------------------------------------------------------------------
                                                               $    17,002,500
------------------------------------------------------------------------------
Paper & Forest Products -- 0.2%
------------------------------------------------------------------------------
              Appleton Papers, Inc.
$    895,097  Term Loan, Maturing November 8, 2006             $       898,453
              Bear Island Paper Company, LLC
   1,178,130  Term Loan, Maturing December 31, 2005                  1,160,458
------------------------------------------------------------------------------
                                                               $     2,058,911
------------------------------------------------------------------------------
Personal Products -- 1.6%
------------------------------------------------------------------------------
              Armkel, LLC
$  5,425,798  Term Loan, Maturing March 31, 2009               $     5,463,101
              Mary Kay Cosmetics, Inc.
   6,093,084  Term Loan, Maturing September 30, 2007                 6,124,817
              Playtex Products, Inc.
   8,945,000  Term Loan, Maturing May 31, 2009                       8,927,298
------------------------------------------------------------------------------
                                                               $    20,515,216
------------------------------------------------------------------------------
Publishing & Printing -- 6.3%
------------------------------------------------------------------------------
              American Media Operations Inc.
$  1,496,183  Term Loan, Maturing April 1, 2007                $     1,499,690
   5,319,883  Term Loan, Maturing April 1, 2008                      5,333,183
              Bell Actimedia, Inc.
   3,990,000  Term Loan, Maturing November 29, 2009                  4,021,174
   2,432,774  Term Loan, Maturing November 29, 2010                  2,455,278
              Dex Media, Inc.
   4,555,488  Term Loan, Maturing November 8, 2009                   4,617,720
              Hollinger International Publishing, Inc.
   4,643,333  Term Loan, Maturing September 30, 2009                 4,678,158
              Journal Register Company
   8,410,294  Term Loan, Maturing September 30, 2006                 8,347,217
              Liberty Group Operating, Inc.
   3,641,157  Term Loan, Maturing April 30, 2007                     3,636,606
              Merrill Corporation
   3,479,168  Term Loan, Maturing November 15, 2006                  3,157,345
              Moore Holdings U.S.A. Inc.
   4,600,000  Term Loan, Maturing March 15, 2010                     4,622,282
              Morris Communications Corporation
   8,000,000  Term Loan, Maturing September 30, 2009                 8,010,000
              R.H. Donnelley Inc.
   1,908,522  Term Loan, Maturing December 31, 2008                  1,911,623
   2,493,750  Term Loan, Maturing June 30, 2010                      2,515,658
              Sun Media Corporation
   4,139,685  Term Loan, Maturing February 7, 2009                   4,146,155
              The McClatchy Company
   8,911,656  Term Loan, Maturing September 10, 2007                 8,925,585
              The Reader's Digest Association, Inc.
   5,955,000  Term Loan, Maturing May 20, 2008                       5,852,651
              Transwestern Publishing Company LLC
   7,903,754  Term Loan, Maturing June 27, 2008                      7,923,513
------------------------------------------------------------------------------
                                                               $    81,653,838
------------------------------------------------------------------------------
Real Estate -- 4.8%
------------------------------------------------------------------------------
              125 West 55th Street
$  5,403,968  Term Loan, Maturing June 9, 2004                 $     5,403,968
              AGBRI Octagon
   3,464,532  Term Loan, Maturing May 31, 2004                       3,438,548
              AIMCO Properties, L.P.
   3,351,683  Term Loan, Maturing February 28, 2004                  3,360,062
              AP-Knight LP
   3,216,377  Term Loan, Maturing December 31, 2004                  3,212,356
              Crescent Real Estate Equities, L.P.
   6,375,000  Term Loan, Maturing May 31, 2005                       6,335,156
              Fairfield Resorts, Inc.
   1,666,667  Revolving Loan, Maturing March 21, 2006                1,658,333
   3,750,000  Term Loan, Maturing March 21, 2006                     3,731,250
              Lennar Corporation
   2,491,667  Term Loan, Maturing May 2, 2007                        2,497,273
              Macerich Partnership, L.P.
   3,686,400  Term Loan, Maturing July 15, 2005                      3,691,008
              Newkirk Master, L.P.
   4,549,100  Term Loan, Maturing December 31, 2004                  4,577,532
              OLY Hightop Parent
   1,919,762  Term Loan, Maturing March 31, 2006                     1,924,561
              Shelbourne Properties, L.P.
   1,909,091  Term Loan, Maturing February 19, 2006                  1,906,705
              The Woodlands Commercial Properties Co., L.P.
   2,850,000  Term Loan, Maturing November 26, 2005                  2,842,875
              Trizec Properties, Inc.
   8,000,000  Term Loan, Maturing May 29, 2005                       7,980,000
              Westfield America Limited Partnership
   5,747,682  Term Loan, Maturing May 3, 2005                        5,733,312
              Wilmorite Holdings, L.P.
   4,600,000  Term Loan, Maturing March 31, 2006                     4,588,500
------------------------------------------------------------------------------
                                                               $    62,881,439
------------------------------------------------------------------------------
Restaurants -- 1.1%
------------------------------------------------------------------------------
              AFC Enterprises Inc.
$  3,389,694  Term Loan, Maturing May 23, 2009                 $     3,371,332
              Buffets, Inc.
   6,637,842  Term Loan, Maturing June 30, 2009                      6,526,659
              Jack in the Box, Inc.
   1,995,000  Term Loan, Maturing July 22, 2007                      2,001,234
              O'Charley's Inc.
   2,200,000  Term Loan, Maturing January 27, 2009                   2,206,875
------------------------------------------------------------------------------
                                                               $    14,106,100
------------------------------------------------------------------------------
Retail - Food & Drug -- 4.5%
------------------------------------------------------------------------------
              Domino's Inc.
$  7,451,231  Term Loan, Maturing June 30, 2008                $     7,469,859
              Duane Reade Inc.
   3,019,850  Term Loan, Maturing February 15, 2007                  3,027,400
              Fleming Companies, Inc.
   1,594,252  Revolving Loan, Maturing June 18, 2008                 1,364,082
   3,364,968  Term Loan, Maturing June 18, 2008                      2,794,327
              Giant Eagle, Inc.
   7,471,250  Term Loan, Maturing August 6, 2009                     7,483,705
              Rite Aid Corporation
  16,601,011  Term Loan, Maturing June 27, 2005                     16,518,006
     684,282  Term Loan, Maturing June 27, 2006                        682,215
              Roundy's, Inc.
   8,441,237  Term Loan, Maturing June 6, 2009                       8,439,921
              SDM Corporation
   8,254,644  Term Loan, Maturing February 4, 2009                   8,275,281
              The Pantry, Inc.
   3,000,000  Term Loan, Maturing March 31, 2007                     2,964,375
------------------------------------------------------------------------------
                                                               $    59,019,171
------------------------------------------------------------------------------
Retail - Multiline -- 0.4%
------------------------------------------------------------------------------
              Kmart Corporation
$  5,500,000  DIP Loan, Maturing April 22, 2004                $     5,449,582
------------------------------------------------------------------------------
                                                               $     5,449,582
------------------------------------------------------------------------------
Retail - Specialty -- 2.5%
------------------------------------------------------------------------------
              Advance Stores Company, Inc.
$  1,386,105  Term Loan, Maturing November 30, 2006            $     1,381,774
   5,990,641  Term Loan, Maturing November 30, 2007                  6,003,371
   2,000,000  Term Loan, Maturing November 30, 2008                  2,004,166
              Charming Shoppes, Inc.
     117,377  Revolving Loan, Maturing August 31, 2004                 117,377
              CSK Auto, Inc.
   9,000,000  Term Loan, Maturing December 21, 2004                  9,039,375
              Jo-Ann Stores, Inc.
   3,000,000  Term Loan, Maturing April 30, 2005                     2,985,000
              Oriental Trading Company
     989,796  Term Loan, Maturing June 30, 2009                        990,415
              Petco Animal Supplies Inc.
   2,976,744  Term Loan, Maturing October 2, 2008                    2,987,288
              Travelcenters of America, Inc.
   7,342,936  Term Loan, Maturing November 30, 2008                  7,377,360
------------------------------------------------------------------------------
                                                               $    32,886,126
------------------------------------------------------------------------------
Road & Rail -- 0.3%
------------------------------------------------------------------------------
              Kansas City Southern Industries, Inc.
$    915,575  Term Loan, Maturing June 12, 2008                $       917,006
              RailAmerica Transportation Corp.
   3,000,000  Term Loan, Maturing May 31, 2009                       2,991,750
------------------------------------------------------------------------------
                                                               $     3,908,756
------------------------------------------------------------------------------
Shipping Lines -- 0.1%
------------------------------------------------------------------------------
              American Commercial Lines
$    896,844  Term Loan, Maturing June 30, 2006                $       670,839
     679,449  Term Loan, Maturing July 30, 2006                        508,228
------------------------------------------------------------------------------
                                                               $     1,179,067
------------------------------------------------------------------------------
Telecommunications - Wireline -- 1.0%
------------------------------------------------------------------------------
              Alec Holdings, Inc.
$  1,297,368  Term Loan, Maturing November 30, 2006            $     1,276,827
   1,167,632  Term Loan, Maturing November 30, 2007                  1,149,144
              Broadwing Inc.
   1,078,832  Term Loan, Maturing December 31, 2004                  1,063,548
     674,193  Revolving Loan, Maturing December 31, 2005               637,112
   4,620,485  Term Loan, Maturing December 31, 2005                  4,466,193
              Fairpoint Communications, Inc.
   4,909,794  Term Loan, Maturing March 31, 2007                     4,928,206
------------------------------------------------------------------------------
                                                               $    13,521,030
------------------------------------------------------------------------------
Telecommunications - Wireless -- 1.1%
------------------------------------------------------------------------------
              American Tower, L.P.
   1,644,349  Term Loan, Maturing December 31, 2006                  1,570,764
   2,911,679  Term Loan, Maturing December 31, 2007                  2,841,202
              Cricket Communications, Inc.
   1,500,000  Term Loan, Maturing June 30, 2007(2)                     466,875
              Nextel Communications, Inc.
   4,486,250  Term Loan, Maturing March 31, 2009                     4,349,720
              Spectrasite Communications, Inc.
   3,602,318  Term Loan, Maturing December 31, 2007                  3,422,203
              Western Wireless
     292,500  Term Loan, Maturing September 30, 2007                   251,642
     728,175  Term Loan, Maturing September 30, 2008                   607,298
              Winstar Communications, Inc.
     225,401  DIP Loan, Maturing June 30, 2003(2)                       45,080
------------------------------------------------------------------------------
                                                               $    13,554,784
------------------------------------------------------------------------------
Textiles & Apparel -- 0.2%
------------------------------------------------------------------------------
              St. John Knits International, Inc.
$  3,065,386  Term Loan, Maturing July 31, 2007                $     3,071,612
------------------------------------------------------------------------------
                                                               $     3,071,612
------------------------------------------------------------------------------
Theaters -- 0.9%
------------------------------------------------------------------------------
              Cinemark USA, Inc.
$  5,250,000  Term Loan, Maturing March 31, 2008               $     5,268,050
              Loews Cineplex Entertainment Corporation
   1,000,000  Revolving Loan, Maturing March 31, 2007                  995,000
   4,950,000  Term Loan, Maturing May 31, 2008                       4,925,250
              Regal Cinemas Inc.
     504,808  Term Loan, Maturing May 27, 2007                         506,701
------------------------------------------------------------------------------
                                                               $    11,695,001
------------------------------------------------------------------------------
Utility -- 1.0%
------------------------------------------------------------------------
              International Transmission Company
$  2,400,000  Term Loan, Maturing March 18, 2009               $     2,417,251
              ITC Holding Corp.
   1,600,000  Term Loan, Maturing March 18, 2009                     1,607,230
              Michigan Electric Transmission Company, LLC
   4,466,250  Term Loan, Maturing June 30, 2007                      4,478,345
              Pacific Energy Group, LLC
   4,000,000  Term Loan, Maturing July 26, 2009                      4,020,000
------------------------------------------------------------------------------
                                                               $    12,522,826
------------------------------------------------------------------------------
Total Senior Floating Rate Interests
  (identified cost $1,212,831,429)                             $ 1,188,616,956
------------------------------------------------------------------------------
Common Stocks and Warrants -- 0.0%

Shares/
Rights         Security                                         Value
------------------------------------------------------------------------------
       7,860  Exide Corporation(2)                             $            --
------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost $0)                                         $            --
------------------------------------------------------------------------------
Commercial Paper -- 7.0%

Principal
Amount
(000's
omitted)    Security                                              Value
------------------------------------------------------------------------------
$  20,000  Barton Capital Corp., 1.25%, 5/8/03                 $    19,995,139
   20,000  Corporate Asset Funding, 1.25%, 5/9/03                   19,994,444
    7,951  Cortez Capital Corp., 1.25%, 5/28/03                      7,943,546
   26,743  General Electric Capital, 1.36%, 5/1/03                  26,743,000
   16,457  Quincy Capital Corp., 1.265%, 5/6/03                     16,454,108
------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost, $91,130,237)                                $    91,130,237
------------------------------------------------------------------------------
Total Investments -- 98.2%
  (identified cost, $1,303,961,666)                            $ 1,279,747,193
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                         $    24,116,103
------------------------------------------------------------------------------
Net Assets -- 100.0%                                           $ 1,303,863,296
------------------------------------------------------------------------------
(1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating rate interests will have an expected average life of approximately two to four years.
(2) Non-income producing security.

Note: At April 30, 2003, the Portfolio had unfunded commitments amounting to $49,322,616 under various revolving credit agreements.

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2003

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2003

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $1,303,961,666)                            $1,279,747,193
Cash                                                               21,763,637
Interest receivable                                                 2,364,133
Prepaid expenses                                                      160,066
------------------------------------------------------------------------------
Total assets                                                   $1,304,035,029
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                              $  2,764
Accrued expenses                                                      168,969
------------------------------------------------------------------------------
Total liabilities                                                  $  171,733
------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio      $1,303,863,296
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals        $1,328,077,769
Net unrealized depreciation (computed on the basis of
   identified cost)                                               (24,214,473)
------------------------------------------------------------------------------
Total                                                          $1,303,863,296
------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2003

FINANCIAL STATEMENTS (Unaudited)

Statement of Operations

For the Six Months Ended April 30, 2003

Investment Income
-----------------------------------------------------------------------------
Interest                                                       $  32,820,346
-----------------------------------------------------------------------------
Total investment income                                        $  32,820,346
-----------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------
Investment adviser fee                                         $   3,621,691
Trustees' fees and expenses                                           13,685
Custodian fee                                                        138,358
Legal and accounting services                                         87,591
Miscellaneous                                                        126,818
-----------------------------------------------------------------------------
Total expenses                                                 $   3,988,143
-----------------------------------------------------------------------------
Net investment income                                          $  28,832,203
-----------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)              $  (8,793,076)
  Interest rate swap contracts                                    (1,345,598)
-----------------------------------------------------------------------------
Net realized loss                                              $ (10,138,674)
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                          $  22,966,525
  Interest rate swap contracts                                     1,376,803
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           $  24,343,328
-----------------------------------------------------------------------------
Net realized and unrealized gain                               $  14,204,654
-----------------------------------------------------------------------------
Net increase in net assets from operations                     $  43,036,857
-----------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2003

Statements of Changes in Net Assets

Increase                                              Six Months Ended
(Decrease)                                              April 30, 2003             Year Ended
in Net Assets                                              (Unaudited)       October 31, 2002
---------------------------------------------------------------------------------------------
From operations --
  Net investment income                                 $   28,832,203         $   67,349,097
  Net realized loss                                        (10,138,674)           (14,790,884)
  Net change in unrealized appreciation
    (depreciation)                                          24,343,328            (23,057,472)
----------------------------------------------------------------------------------------------
Net increase in net assets from operations              $   43,036,857         $   29,500,741
----------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                         $  162,983,330         $  489,824,603
  Withdrawals                                             (228,285,112)          (580,925,153)
----------------------------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                                          $  (65,301,782)        $  (91,100,550)
----------------------------------------------------------------------------------------------
Net decrease in net assets                              $  (22,264,925)        $  (61,599,809)
----------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                                  $1,326,128,221         $1,387,728,030
----------------------------------------------------------------------------------------------
At end of period                                        $1,303,863,296         $1,326,128,221
----------------------------------------------------------------------------------------------

                            See notes to financial statements

Floating Rate Portfolio as of April 30, 2003

Supplementary Data

                                   Six Months Ended                                  Year Ended October 31,
                                   April 30, 2003             -----------------------------------------------------------------
Ratios/Supplemental Data+          (Unaudited)                          2002                   2001                2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Net expenses                                     0.62%(3)                 0.62%                 0.57%                0.04%(3)
  Net investment income                            4.49%(3)                 4.72%                 6.45%                8.49%(3)
Portfolio Turnover                                   32%                      76%                   52%                   3%
-------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                    3.31%                    2.19%                   --                   --
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
omitted)                                     $1,303,863               $1,326,128            $1,387,728             $145,896
-------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses                                                                                        0.61%                0.79%(3)
  Net investment income                                                                           6.41%                7.74%(3)
-------------------------------------------------------------------------------------------------------------------------------
(1)  For the period from start of business, September 5, 2000, to October 31, 2000.
(2)  Total return is required to be disclosed for the fiscal years beginning after December 15, 2000.
(3)  Annualized.

                                             See notes to financial statements

Floating Rate Portfolio as of April 30, 2003

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 19, 2000, seeks to provide a high level of current income by investing primarily in senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2003, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Medallion Floating-Rate Income Fund held an approximate 64.0%, 30.2% and 2.5% interest in the Portfolio, respectively.
  The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair valued securities are marked daily as well. Non-Loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Expense Reduction -- Investors Bank & Trust (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Statements -- The interim financial statements relating to April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the fee was equivalent to 0.564%
  (annualized) of the Portfolio's average net assets for such period and amounted to $3,621,691.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2003 aggregated $358,305,851, $217,730,210 and $152,431,623, respectively.

4 Line of Credit
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.10% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2003, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2003.

5 Federal Income Tax Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2003, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $1,303,961,666
  -------------------------------------------------------------------------
  Gross unrealized appreciation                               $   2,976,754
  Gross unrealized depreciation                                 (27,191,227)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                $  (24,214,473)
  -------------------------------------------------------------------------

6 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio did not have any open obligations under these financial instruments at April 30, 2003.

INVESTMENT MANAGEMENT

EATON VANCE FLOATING-RATE FUND

Officers                        Trustees

THOMAS E. FAUST JR.             JESSICA M. BIBLIOWICZ
President

                                DONALD R. DWIGHT
WILLIAM H. AHERN, JR.
Vice President
                                JAMES B. HAWKES

THOMAS J. FETTER
Vice President                  SAMUEL L. HAYES, III

MICHAEL R. MACH                 WILLIAM H. PARK
Vice President

                                NORTON H. REAMER
ROBERT B. MACINTOSH
Vice President
                                LYNN A. STOUT

DUNCAN W. RICHARDSON
Vice President

WALTER A. ROW III
Vice President

JUDITH A. SARYAN
Vice President

SUSAN M. SCHIFF
Vice President

JAMES L. O'CONNOR
Treasurer

ALAN R. DYNNER
Secretary

FLOATING RATE PORTFOLIO

Officers                        Trustees

PAYSON F. SWAFFIELD             JESSICA M. BIBLIOWICZ
President

                                DONALD R. DWIGHT
SCOTT H. PAGE
Vice President and
Portfolio Manager               JAMES B. HAWKES

BARBARA E. CAMPBELL             SAMUEL L. HAYES, III
Treasurer

                                WILLIAM H. PARK
ALAN R. DYNNER
Secretary
                                NORTON H. REAMER

                                LYNN A. STOUT

INVESTMENT ADVISER OF FLOATING RATE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE FLOATING-RATE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

--------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.
                                ----------------
                                 PRIVACY NOTICE
                                ----------------

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call:1-800-262-1122
--------------------------------------------------------------------------------

EATON VANCE FLOATING-RATE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

1044-6/03                                                                  FRSRC

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:      /s/ THOMAS E. FAUST JR.
         -----------------------
         Thomas E. Faust Jr.
         President


Date:    June 18, 2003
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ JAMES L. O'CONNOR
         -----------------------
         James L. O'Connor
         Treasurer


Date:    June 18, 2003
         -------------


By:      /s/ THOMAS E. FAUST JR.
         -----------------------
         Thomas E. Faust Jr.
         President


Date:    June 18, 2003
         -------------